Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 951,094	$ 13,328,645	$ 374,567	$ 14,654,305
Colowyo Mine Project [Member]
Total	$ 951,094	$ 13,328,645	$ 374,567	$ 14,654,305